Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 09, 2021	Oct. 09, 2020	Jul. 09, 2019	Jul. 09, 2019	May 08, 2018	Jan. 27, 2021	Nov. 16, 2020	May 22, 2020	Apr. 30, 2020	Feb. 29, 2020	Aug. 31, 2018	May 31, 2018	May 31, 2021	Aug. 31, 2018	Aug. 31, 2018	Jul. 16, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 23, 2019	May 25, 2019
Common stock, shares sold							3,000,000
Proceeds from sale of common stock							$ 177,000
Sale of stock price per share							$ 0.001
Gain on Debt Cancellation															$ 168,048
Notes Payable, Related Party													$ 613,617				$ 499,788	$ 14,000
Conversion of Stock, Shares Converted													43,842,930
Beneficial conversion feature															27,954
Note Payable													$ 995,043				0
Accrued interest payable													209,843				33,301	$ 0
Former Chief Financial Officer [Member]
Conversion Price									$ 0.02
Carrying value																	15,061
Debt discount																	14,939
Accrued interest payable																	1,011
Notes Receivable									$ 30,000
Chief Financial Officer [Member]
Beneficial conversion feature									30,000
Interest expense									$ 30,000
Carrying value																	15,884
Debt discount																	37,884
Accrued interest payable																	3,138
Subsequent Event [Member]
Principal amount																$ 47,009
Principal | Chief Financial Officer [Member]
Conversion of Stock, Shares Converted		1,500,000
Two Convertible Promissory Notes
Interest Rate										10.00%
Principal amount										$ 133,101
Interest expense										$ 133,101
Split Tee
Interest rate				10.00%
Consulting fee			$ 5,000	$ 5,000
Notes Receivable			$ 20,000	$ 20,000									$ 0						$ 20,000
Marijuana Company of America, Inc [Member] | Subsequent Event [Member]
Value of common shares exchanged	$ 650,000
Restricted common stock issued	618,000
Ethos Technology LLC [Member]
Shares issued for business acquisition							6,000,000
Mr. Manolos
Shares issued for business acquisition						266,667
Additional shares issued to related parties						11,383,929
Shares price						$ 0.1792
Edward Manolos [Member]
Common stock, shares sold							1,500,000
Note Payable																				$ 1,666,667
Interest Rate																				5.00%
Edward Manolos [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition							1,500,000
Additional shares issued to related parties							1,500,000
Thang Nguyen [Member]
Common stock, shares sold							1,500,000
Thang Nguyen [Member] | Ethos Technology LLC [Member]
Shares issued for business acquisition							1,500,000
Additional shares issued to related parties							1,500,000
Legal custodian
Gain on Debt Cancellation														$ 168,048
Notes Payable, Related Party											$ 10,000			10,000	10,000
Legal custodian 1
Notes Payable, Related Party											$ 35,554			$ 35,554	$ 35,554
Conversion Price											$ 0.0001			$ 0.0001	$ 0.0001
Conversion of Stock, Amount Converted					$ 13,000
Legal custodian 2
Advances											$ 600
Interest rate											10.00%
Dan Nguyen
Note Payable																				$ 1,666,667
Interest Rate																				5.00%
Tabatabaei | Two Convertible Promissory Notes
Conversion of Stock, Amount Converted								$ 81,941
Conversion of Stock, Shares Converted								694,902
Tabatabaei | Two Convertible Promissory Notes | Principal
Conversion of Stock, Amount Converted								$ 79,333
Tabatabaei | Two Convertible Promissory Notes | Interest
Conversion of Stock, Amount Converted								$ 2,608
Chief Financial Officer [Member]
Conversion Price									$ 0.02
Interest rate									10.00%
Beneficial conversion feature									$ 30,000
Carrying value																	15,884
Debt discount																	37,884
Accrued interest payable																	3,138
Notes Receivable									$ 30,000
Former Chief Financial Officer [Member]
Carrying value																	15,061
Debt discount																	14,939
Accrued interest payable																	$ 1,011
Legal Custodian
Notes Payable, Related Party											$ 10,000			$ 10,000	$ 10,000
Legal Custodian One
Notes Payable, Related Party											$ 35,554			$ 35,554	$ 35,554
Conversion Price											$ 0.0001			$ 0.0001	$ 0.0001
Conversion of Stock, Amount Converted					$ 13,000
Interest rate												10.00%
Legal Custodian Two
Notes Payable, Related Party											$ 600			$ 600	$ 600
Advances											$ 600
Interest rate											10.00%
Accrued interest payable											$ 0			$ 0	$ 0